General Treasury Prime Money Market Fund
General Treasury Prime Money Market Fund
June 1, 2015

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

- General Treasury Prime Money Market Fund

Supplement to Prospectus

dated April 1, 2015

The following changes will take effect on September 1, 2015

General Treasury Prime Money Market Fund:

The following will replace the last sentence of the paragraph in the section entitled "Fund Summary—General Treasury Prime Money Market Fund—Principal Investment Strategy" and the second paragraph in the section entitled "Fund Details—General Treasury Prime Money Market Fund—Goal and Approach":
To pursue its goal, the fund normally invests only in U.S. Treasury securities.